RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to Related Parties	¥ 7,653	¥ 10,486
Ctrip [Member] | Hotel reservation services [Member]
Related Party Transaction [Line Items]
Due to Related Parties	3,332	2,319
Ctrip [Member] | Starway acquisition [Member]
Related Party Transaction [Line Items]
Due to Related Parties	4,084	8,167
Qianya [Member] | Hotel management services [Member]
Related Party Transaction [Line Items]
Due to Related Parties	¥ 237	¥ 0